Earnings per share - Summary of Basic and Diluted Earnings Per Share (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic earnings per share from continuing operations (in pence per share)	£ 1.216	£ 1.108	£ 0.829
Basic earnings per share from discontinued operations (in pence per share)	0	2.606	0.267
Total basic earnings per share (pence) (in pence per share)	1.216	3.714	1.096
Diluted earnings per share from continuing operations (in pence per share)	1.199	1.092	0.818
Diluted earnings per share from discontinued operations (in pence per share)	0	2.570	0.264
Total diluted earnings per share (pence) (in pence per share)	£ 1.199	£ 3.662	£ 1.082